DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc
DERIVATIVE FINANCIAL INSTRUMENTS

8. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company is exposed to market risks, such as changes in interest rates, and has historically entered into interest rate swap and cap agreements to manage that risk. Additionally, some of the Company's debt facilities require interest rate cap agreements in order to limit the Company's exposure to increases in interest rates. The Company used interest rate swap agreements for asset-backed medium-term note issuances in 2007 to effectively convert variable interest rates to fixed interest rates; however, in late 2011, the Company terminated its 2007 swap agreements and paid a termination fee of $8.8 million to settle the outstanding liability. The remaining unamortized value of the hedge deferred in accumulated other comprehensive income (loss) on the balance sheet was reclassified into earnings as interest expense through July 2012. During the three and nine months ended September 30, 2012, $0.4 million and $8.5 million, respectively, were reclassified into earnings as interest expense. The Company has also used interest rate cap agreements for its Series 2010-3 VFN, to effectively limit the variable interest rate on a total of $600 million in asset-backed VFNs. These cap agreements have a termination date of July 2014. There were no derivatives designated as hedging instruments at September 30, 2012 or December 31, 2011.

        The fair value of derivatives outstanding at September 30, 2012 and December 31, 2011 are as follows (in thousands):

Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	September 30, 2012		December 31, 2011		September 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments	Prepaid expenses and other assets		Prepaid expenses and other assets		Accrued liabilities		Accrued liabilities
Interest rate contracts		$23		$548		$—		$—

        The (gain) loss recognized on interest rate swap and cap agreements that do not qualify for hedge accounting treatment and thus are not designated as hedging instruments for the three and nine months ended September 30, 2012 and 2011 are as follows (in thousands):

	Amount of (Gain) or Loss Recognized in Income on Derivative
	Three Months Ended September 30,		Nine Months Ended September 30,
Derivatives Not Designated as Hedging Instruments					Location of (Gain) or Loss Recognized in Income on Derivative
	2012	2011	2012	2011
Interest rate contracts	$40	$523	$525	$(3,367)	Net (increase) decrease in fair value of derivatives

        The amount of gain (loss), net of tax and reclassification, recognized on the terminated hedging instruments in other comprehensive income (loss) ("OCI") and the amount of the gain (loss) reclassified from Accumulated OCI ("AOCI") into income for the three and nine months ended September 30, 2012 and 2011 are as follows (in thousands):

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)
			Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
					Location of (Gain) or Loss Reclassified from AOCI in Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	2012	2011	2012	2011
Three Months Ended September 30,
Interest rate contracts	$—	$3,591	$(207)	$(3,572)	Interest expense, net of interest income

Nine Months Ended September 30,
Interest rate contracts	$—	$10,288	$(4,939)	$(10,654)	Interest expense, net of interest income

        Additionally, $0.4 million, net of tax, was reclassified from AOCI related to the discontinuance of a cash flow hedge during the nine months ended September 30, 2011.

9. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company is exposed to market risks, such as changes in interest rates, and has entered into interest rate swap and cap agreements to manage that risk. Additionally, some of the Company's debt facilities require interest rate cap agreements in order to limit the Company's exposure to increases in interest rates. Consequently, the Company manages the financial exposure as part of its risk management program by striving to reduce the potentially adverse effects that the volatility of the financial markets may have on the Company's operating results. The Company used interest rate swap agreements for asset-backed medium-term note issuances in 2007, to effectively convert variable interest rates on a total of $500 million in asset-backed medium-term notes to fixed interest rates. On December 28, 2011, the Company terminated its 2007 swap agreements and paid a termination fee of $8.8 million to settle the outstanding liability, which is disclosed in cash flows from financing activities in the Consolidated Statements of Cash Flows. The remaining unamortized value of the hedge in accumulated other comprehensive income (loss) on the balance sheet will be reclassified into earnings as interest expense over the remaining term of the related debt through July 2012. The Company has also used interest rate cap agreements for its 2010-3 VFN, to effectively limit the variable interest rate on a total of $600 million in asset-backed VFNs. This cap has a termination date of July 2014. The Series 2010-1 VFN and Series 2010-2 VFN interest rate cap agreements were terminated in December 2011 following the termination of the related debt facilities.

        The fair value of derivatives outstanding for the years ended December 31, 2011 and 2010 are as follows (in thousands):

	Fair Values of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Prepaid expenses and other assets	$—	Prepaid expenses and other assets	$861	Accrued liabilities	$—	Accrued liabilities	$31,254

Derivatives not designated as hedging instruments
Interest rate contracts	Prepaid expenses and other assets	$548	Prepaid expenses and other assets	$494	Accrued liabilities	$—	Accrued liabilities	$5,634

Total derivatives		$548		$1,355		$—		$36,888

        The interest rate swap agreements related to the Series 2006-1 notes and the interest rate cap agreements related to the Series 2010-1 VFN, the Series 2010-2 VFN and the Series 2010-3 VFN do not qualify for hedge accounting treatment. The (gain) loss recognized in income on derivatives not designated as hedging instruments for the years ended December 31, 2011 and 2010 are as follows (in thousands):

	Amount of (Gain) or Loss Recognized in Income on Derivative		Location of (Gain) or Loss Recognized in Income on Derivative
	Years Ended December 31,
Derivatives Not Designated as Hedging Instruments	2011	2010
Interest rate contracts	$(3,244)	$(28,694)	Net (increase) decrease in fair value of derivatives

Total	$(3,244)	$(28,694)

        The interest rate swap agreement entered into in May 2007 related to the Series 2007-1 notes ("2007 Swap") constituted a cash flow hedge and satisfied the criteria for hedge accounting under the "long-haul" method.

        The amount of gain (loss), net of tax and reclassification, recognized on the derivative in other comprehensive income (loss) ("OCI") and the amount of the gain (loss) reclassified from Accumulated OCI ("AOCI") into income (loss) for the years ended December 31, 2011 and 2010 are as follows (in thousands):

Derivatives in Cash Flow Hedging Relationships	2011	2010	2011	2010
	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)		Location of (Gain) or Loss Reclassified from AOCI in Income (Effective Portion)
Years Ended December 31,					Interest expense, net of interest income
Interest rate contracts	$10,259	$5,543	$(14,229)	$(14,069)

Total	$10,259	$5,543	$(14,229)	$(14,069)

        At December 31, 2011, the Company no longer has an interest rate contract related to the 2007 Swap due to its early termination on December 28, 2011, and no ineffectiveness was recorded in income during 2011. Additionally, $0.4 million, net of tax, was reclassified from AOCI related to the discontinuance of a cash flow hedge during 2011.